Condensed Consolidated Statements Of Changes In Stockholders' Equity (Deficit) (Parentheticals) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	8 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Redemption And Equity Issuance Cost	$ 41.0		$ 41.0
Common Stock | Anchor Investors | GOOD WORKS ACQUISITION CORP. [Member]
Sale of stock		1,355,000
Common Stock | Initial stockholders | GOOD WORKS ACQUISITION CORP. [Member]
Sale of stock		1,355,000
Common Stock | Initial stockholders | GOOD WORKS ACQUISITION CORP. [Member]
Sale of stock		562,500
Common Stock | Sponsor 2, LLC | GOOD WORKS ACQUISITION CORP. [Member]
Sale of stock		562,500
Common Stock | Private Units | October 22, 2020 | GOOD WORKS ACQUISITION CORP. [Member]
Sale of stock		228,000
Common Stock | Initial stockholders | GOOD WORKS ACQUISITION CORP. [Member]
Number of shares subject to forfeiture		62,500